Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.02 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.00%
Innovator U.S. Equity Power Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.80%
Innovator U.S. Equity Power Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $511.55 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Equity Power Buffer ETF™ - February | SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.89 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.80%)